Borrowings - Total Borrowings (Details) - EUR (€) € in Millions	Mar. 31, 2023	Mar. 31, 2022
Borrowings
Non-current borrowings	€ 51,669	€ 58,131
Current borrowings	14,721	11,961
Borrowings	66,390	70,092
Bonds
Borrowings
Non-current borrowings	39,512	46,156
Current borrowings	4,604	1,875
Accumulated fair value hedge adjustment on hedged item included in carrying amount, liabilities	1,282	1,316
Bonds | Currency swap contract
Borrowings
Impact of hedging instrument not reflected in carrying value of borrowings	1,440	1,456
Bonds | Not measured at fair value in statement of financial position but for which fair value is disclosed
Borrowings
Non-current borrowings	39,512	46,156
Financial liabilities at fair value	35,044	46,348
Bank loans
Borrowings
Non-current borrowings	487	629
Current borrowings	308	688
Bank loans | Associates [member]
Borrowings
Current borrowings	1,485	1,382
Collateral liabilities
Borrowings
Current borrowings	4,886	2,914
Lease liabilities
Borrowings
Non-current borrowings	10,318	9,810
Current borrowings	3,046	2,729
Bank borrowings secured against Indian assets
Borrowings
Current borrowings	1,485	1,382
Secured bank borrowings	1,485	1,382
Other short-term borrowings
Borrowings
Current borrowings	392	2,373
Licence and Spectrum Fees Payable in current borrowings	196	2,165
Other long-term borrowings
Borrowings
Non-current borrowings	1,352	1,536
Licence and Spectrum Fees Payable in non current borrowings	€ 1,140	€ 1,273